Asset Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Asset Acquisitions

Note 5 – Asset Acquisitions

Botanical Biotech Asset Acquisition

On March 11, 2021, Company entered into an Asset Acquisition Agreement, which was fully executed on March 17, 2021, with multiple sellers (each, a “Seller” and, collectively, the “Sellers”), pursuant to which the Sellers agreed to sell certain assets to Company, and to transfer such assets to Botanical Biotech, LLC, a newly-formed, wholly-owned subsidiary of the Company (“Transferee” or “BB”). The assets purchased (“BB Assets”) include certain materials and manufacturing equipment, marketing or promotional designs, brochures, advertisements, concepts, literature, books, media rights, rights against any other person or entity in respect of any of the foregoing and all other promotional properties, in each case primarily used, developed or acquired by the Sellers for use in connection with the ownership and operation of the BB Assets. In exchange for the BB Assets the Company will pay the Seller a maximum of $355,057, payable half in the form of cash or cash equivalent and half in the form of restricted shares of common stock of the Company (the “Shares”) at a price per Share equal to the average closing price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing. The Company has agreed to indemnify the Sellers for certain breaches of covenants, representations and warranties and for claims relating to the BB Assets following closing.

In conjunction with the BB asset acquisition, the Company entered into employment agreements with two sellers.

The Company and BB entered into an employment agreement with Lebsock dated March 11, 2021 (the “Lebsock Agreement”) pursuant to which Lebsock will serve as the President of BB for a term of three (3) years. The term of the Lebsock Agreement will automatically renew for an additional 3-year term unless other terminated by either party.

Lebsock will receive a base salary equal to $120,000 per year, subject to an annual increase of not less than 3% on each anniversary of the Lebsock Agreement during the term. The Company also agreed to issue a stock bonus to Lebsock in accordance with the Company’s Incentive Stock Option Plan (“ISOP”) in an amount of $100,000, and to pay Lebsock a defined percentage of the EBITDA for BB each calendar quarter (“Profit Split”) according to a mutually agreed performance target (“Target”). EBITDA is defined as the earnings before interest, depreciation, taxes, depreciation, and amortization and will be paid as reported by the Company’s accountant and as reviewed by the Company’s auditor. It will be accumulative on a quarter-to-quarter basis, meaning if one quarter has a negative EBITDA, it would be offset against the following quarter’s positive EBITDA distribution. Lebsock has the option to accept the Profit Split in either direct cash payment or Shares, or any combination, at Lebsock’s option. Shares would be valued at the prior 10-day closing price and issued under SEC Rule 144 restriction.

Effective March 16, 2021, BB entered into a Consulting Agreement (the “Schlosser Agreement”) with Schlosser pursuant to which Schlosser has agreed to provide consulting services to BB for a period of 3 months in exchange for compensation equal to $10,000 per month. Schlosser will also be entitled to reimbursement for certain work-related expenses. Pursuant to the Schlosser Agreement, Schlosser also agreed to assign to BB all inventions developed by Schlosser in connection with his services to BB. The Schlosser Agreement also contains certain non-compete and confidentiality provisions. Per the Acquisition Agreement, Schlosser was to receive an employment agreement similar to the Lebsock Agreement; however, BB and Schlosser elected to enter into the Schlosser Agreement instead.

CO Botanicals Asset Acquisition

On August 12, 2021, The Company and CO Botanicals LLC (“COB”), a newly-formed, wholly-owned subsidiary of the Company entered into an Equipment Acquisition Agreement (the “TWS Agreement”) with TWS Pharma, LLC,

(“TWS Pharma”) and L7 TWS Pharma, LLC (“L7 TWS” and, collectively with TWS Pharma, “TWS”). Pursuant to the TWS Agreement, COB agreed to purchase certain equipment and other assets from TWS (the “TWS Assets”) for a total purchase price equal to $5,316,774, with $1,250,000 payable via a 12-month promissory note issued by the Company to TWS Pharma with 6% simple interest and monthly payments of $100,000 due per month (the “TWS Note”), and $4,066,774 payable in shares of the Company’s common stock valued at $0.62 per share (the “TWS Shares”); provided, however, that $1,750,000 of the TWS Shares will be withheld in escrow for a period of ninety (90) days from the closing date, which will be deducted from the purchase price should the Company discover any defects or misrepresentations. The first $500,000 of payments of the TWS Note will be secured by 1,000,000 shares of the Company’s common stock to be held in escrow. During the period ending March 31, 2022, the $1,750,000 of shares held in escrow were released and issued.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2022

TN Botanicals Asset Acquisition

On August 13, 2021 the Company and TN Botanicals LLC (“TNB”), a newly-formed, wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement (the “MCB Agreement”) with Music City Botanicals, LLC, pursuant to which TNB agreed to purchase certain equipment, other assets, and intellectual property from MCB (the “MCB Assets”) for a total purchase price equal to $1,394,324, with $498,259 payable in cash and $896,065 payable in shares of the Company’s common stock valued at $0.62 per share (the “MCB Shares”).

Imbibe Health Solutions Asset Acquisition

On February 22, 2021, Can B̅ Corp. (the “Company”) entered into a material definitive agreement (“Acquisition Agreement”) with Imbibe Health Solutions, LLC, a Delaware limited liability company (“Imbibe”), pursuant to which Imbibe agreed to sell certain of its assets to the Company. The assets to be purchased (“Assets”) include the intellectual property rights and other intangible assets relating to its branded products containing CBD. In exchange for the Assets, the Company has agreed to pay Imbibe $120,000 in the form of shares of common stock of the Company (with standard restricted legend, the “Shares”) at a price per share equal to the average price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing. The transaction finalized and $102,502 worth of shares were issued on November 7, 2021 and the remaining balance of $17,498 of shares were issued during the period ending March 31, 2022.

Note 4 – Asset Acquisitions

Botanical Biotech Asset Acquisition

On March 11, 2021, Company entered into an Asset Acquisition Agreement, which was fully executed on March 17, 2021, with multiple sellers (each, a “Seller” and, collectively, the “Sellers”), pursuant to which the Sellers agreed to sell certain assets to Company, and to transfer such assets to Botanical Biotech, LLC, a newly-formed, wholly-owned subsidiary of the Company (“Transferee” or “BB”). The assets purchased (“BB Assets”) include certain materials and manufacturing equipment, marketing or promotional designs, brochures, advertisements, concepts, literature, books, media rights, rights against any other person or entity in respect of any of the foregoing and all other promotional properties, in each case primarily used, developed or acquired by the Sellers for use in connection with the ownership and operation of the BB Assets. In exchange for the BB Assets the Company will pay the Seller a maximum of $355,057, payable half in the form of cash or cash equivalent and half in the form of restricted shares of common stock of the Company (the “Shares”) at a price per Share equal to the average closing price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing. The Company has agreed to indemnify the Sellers for certain breaches of covenants, representations and warranties and for claims relating to the BB Assets following closing.

In conjunction with the BB asset acquisition, the Company entered into employment agreements with two sellers.

The Company and BB entered into an employment agreement with Lebsock dated March 11, 2021 (the “Lebsock Agreement”) pursuant to which Lebsock will serve as the President of BB for a term of three (3) years. The term of the Lebsock Agreement will automatically renew for an additional 3-year term unless other terminated by either party.

Lebsock will receive a base salary equal to $120,000 per year, subject to an annual increase of not less than 3% on each anniversary of the Lebsock Agreement during the term. The Company also agreed to issue a stock bonus to Lebsock in accordance with the Company’s Incentive Stock Option Plan (“ISOP”) in an amount of $100,000, and to pay Lebsock a defined percentage of the EBITDA for BB each calendar quarter (“Profit Split”) according to a mutually agreed performance target (“Target”). EBITDA is defined as the earnings before interest, depreciation, taxes, depreciation, and amortization and will be paid as reported by the Company’s accountant and as reviewed by the Company’s auditor. It will be accumulative on a quarter-to-quarter basis, meaning if one quarter has a negative EBITDA, it would be offset against the following quarter’s positive EBITDA distribution. Lebsock has the option to accept the Profit Split in either direct cash payment or Shares, or any combination, at Lebsock’s option. Shares would be valued at the prior 10-day closing price and issued under SEC Rule 144 restriction.

Effective March 16, 2021, BB entered into a Consulting Agreement (the “Schlosser Agreement”) with Schlosser pursuant to which Schlosser has agreed to provide consulting services to BB for a period of 3 months in exchange for compensation equal to $10,000 per month. Schlosser will also be entitled to reimbursement for certain work-related expenses. Pursuant to the Schlosser Agreement, Schlosser also agreed to assign to BB all inventions developed by Schlosser in connection with his services to BB. The Schlosser Agreement also contains certain non-compete and confidentiality provisions. Per the Acquisition Agreement, Schlosser was to receive an employment agreement similar to the Lebsock Agreement; however, BB and Schlosser elected to enter into the Schlosser Agreement instead.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020

CO Botanicals Asset Acquisition

On August 12, 2021, The Company and CO Botanicals LLC (“COB”), a newly-formed, wholly-owned subsidiary of the Company entered into an Equipment Acquisition Agreement (the “TWS Agreement”) with TWS Pharma, LLC,

(“TWS Pharma”) and L7 TWS Pharma, LLC (“L7 TWS” and, collectively with TWS Pharma, “TWS”). Pursuant to the TWS Agreement, COB agreed to purchase certain equipment and other assets from TWS (the “TWS Assets”) for a total purchase price equal to $5,316,774, with $1,250,000 payable via a 12-month promissory note issued by the Company to TWS Pharma with 6% simple interest and monthly payments of $100,000 due per month (the “TWS Note”), and $4,066,774 payable in shares of the Company’s common stock valued at $0.62 per share (the “TWS Shares”); provided, however, that $1,750,000 of the TWS Shares will be withheld in escrow for a period of ninety (90) days from the closing date, which will be deducted from the purchase price should the Company discover any defects or misrepresentations. The first $500,000 of payments of the TWS Note will be secured by 1,000,000 shares of the Company’s common stock to be held in escrow.

TN Botanicals Asset Acquisition

On August 13, 2021 the Company and TN Botanicals LLC (“TNB”), a newly-formed, wholly-owned subsidiary of the Company, entered into an Asset Purchase Agreement (the “MCB Agreement”) with Music City Botanicals, LLC, pursuant to which TNB agreed to purchase certain equipment, other assets, and intellectual property from MCB (the “MCB Assets”) for a total purchase price equal to $1,394,324, with $498,259 payable in cash and $896,065 payable in shares of the Company’s common stock valued at $0.62 per share (the “MCB Shares”).

Imbibe Health Solutions Asset Acquisition

On February 22, 2021, Can B̅ Corp. (the “Company”) entered into a material definitive agreement (“Acquisition Agreement”) with Imbibe Health Solutions, LLC, a Delaware limited liability company (“Imbibe”), pursuant to which Imbibe agreed to sell certain of its assets to the Company. The assets to be purchased (“Assets”) include the intellectual property rights and other intangible assets relating to its branded products containing CBD. In exchange for the Assets, the Company has agreed to pay Imbibe $102,501 in the form of shares of common stock of the Company (with standard restricted legend, the “Shares”) at a price per share equal to the average price of the common stock of the Company during the ten (10) consecutive trading days immediately preceding the closing. The transaction finalized and the shares were issued in exchange for the assets on November 7, 2021.